As filed with the Securities and Exchange Commission on July 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments
at May 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 95.76%	Value
	Apparel Manufacturing - 4.77%
13,210	Burberry Group PLC - ADR	$579,259
2,170	VF Corp.	398,976
		978,235

	Broadcasting (except Internet) - 1.92%
9,800	Comcast Corp. - Class A	393,470

	Chemical Manufacturing - 5.84%
3,360	Colgate-Palmolive Co.	194,342
9,080	LyondellBasell Industries NV - Class A#	605,182
1,740	Praxair, Inc.	198,934
2,460	Tupperware Brands Corp.	199,211
		1,197,669

	Computer and Electronic Product Manufacturing - 12.90%
905	Apple, Inc.	406,960
25,420	EMC Corp.*	629,399
970	International Business Machines Corp.	201,779
13,890	NVIDIA Corp.	201,266
9,420	Qualcomm, Inc.	597,982
7,360	Teradata Corp.*	410,320
5,560	Texas Instruments, Inc.	199,548
		2,647,254

	Conglomerates - 3.88%
17,390	Loews Corp.	796,810

	Credit Intermediation and Related Activities - 1.95%
8,450	Discover Financial Services	400,614

	Data Processing, Hosting, and Related Services - 2.00%
18,680	Acxiom Corp.*	410,773

	Food Manufacturing - 4.74%
11,620	ConAgra Foods, Inc.	391,478
21,801	Gruma, S.A.B. de C.V. - ADR*	387,404
6,560	Mondelez International, Inc. - Class A	193,258
		972,140

	Heavy and Civil Engineering Construction - 3.96%
12,830	Chicago Bridge & Iron Co. N.V.#	812,139

	Insurance Carriers and Related Activities - 9.86%
7,120	Berkshire Hathaway, Inc. - Class B*	812,178
16,960	MetLife, Inc.	749,802
12,170	Principal Financial Group, Inc.	460,635
		2,022,615

	Leather and Allied Product Manufacturing - 0.96%
3,200	Nike, Inc. - Class B	197,312

	Machinery Manufacturing - 5.98%
40,630	Applied Materials, Inc.	617,576
5,100	Cummins, Inc.	610,113
		1,227,689
	Merchant Wholesalers, Durable Goods - 0.96%
6,870	Swatch Group AG - ADR	196,688

	Nonstore Retailers - 0.95%
7,700	Ultrapar Participacoes S.A. - ADR	194,271

	Oil and Gas Extraction - 7.89%
8,510	Occidental Petroleum Corp.	783,516
39,560	Pacific Rubiales Energy Corp.*#	835,654
		1,619,170

	Other Information Services - 1.95%
460	Google, Inc. - Class A*	400,389

	Pipeline Transportation - 3.87%
22,550	The Williams Companies, Inc.	793,309

	Professional, Scientific & Technical Services - 2.97%
10,710	Jacobs Engineering Group, Inc.*	610,577

	Publishing Industries - 5.82%
16,300	Autodesk, Inc.*	614,999
7,880	SAP AG - ADR	578,707
		1,193,706

	Real Estate - 1.94%
17,196	CBRE Group, Inc.*	398,603

	Support Activities for Mining - 2.87%
8,070	Schlumberger Ltd.#	589,352

	Telecommunications - 2.87%
7,580	American Tower Corp.	590,027

	Transportation Equipment Manufacturing - 4.91%
5,590	Embraer S. A. - ADR	202,749
51,400	Ford Motor Co.	805,952
		1,008,701

	TOTAL COMMON STOCKS (Cost $17,528,620)	19,651,513

	SHORT-TERM INVESTMENTS - 0.74%
152,098	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%†	152,098
3,164	Reserve Primary Fund - Class 5+‡	–
	TOTAL SHORT-TERM INVESTMENTS (Cost $155,262)	152,098

	Total Investments in Securities (Cost $17,683,882) - 96.50%	19,803,611
	Other Assets in Excess of Liabilities - 3.50%	717,318
	Net Assets - 100.00%	$20,520,929

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
+	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡	Illiquid security. As of May 31, 2013, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.
†	Rate shown is the 7-day annualized yield as of May 31, 2013.
ADR -	American Depository Receipt.

American Trust Allegiance Fund
Notes to Schedule of Investments
May 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Construction	$812,139	$-	$-	$812,139
Finance and Insurance	3,220,039			3,220,039
Information	2,988,365	-	-	2,988,365
Manufacturing	8,425,688	-	-	8,425,688
Mining	2,208,522	-	-	2,208,522
Professional, Scientific, and Technical Services	610,577	-	-	610,577
Real Estate and Rental and Leasing	398,603	-	-	398,603
Transportation and Warehousing	793,309	-	-	793,309
Utilities	194,271	-	-	194,271
Total Common Stocks	19,651,513	-	-	19,651,513
Short-Term Investments	152,098	-	-	152,098
Total Investments in Securities	$19,803,611	$-	$-	$19,803,611

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2013, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended May 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$17,687,172

Gross unrealized appreciation	$2,322,982
Gross unrealized depreciation	(206,543)
Net unrealized appreciation	$2,116,439

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 7/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 7/29/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 7/26/2013

* Print the name and title of each signing officer under his or her signature.